Mezzanine Capital - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares	Apr. 27, 2022
Transactions with Innventure1 | Related party
Temporary Equity [Line Items]
Exchange of investment for stock, exchange ratio			0.8
Investment exchanged for preferred stock (in shares)		500,000
Redeemable Class PCTA Units
Temporary Equity [Line Items]
Temporary equity, redemption, maximum number of shares (in shares)	500,000
Temporary equity, redemption, multiplier	1,000
Temporary equity, redemption, denominator | $	$ 25,000
Temporary equity, redemption for operational milestones, maximum number of shares (in shares)	1,000,000
Temporary equity, redemption, restriction period	30 days
Temporary equity, redemption, restriction multiplier	0.8
Class B-1 Preferred Units | Transactions with Innventure1 | Related party
Temporary Equity [Line Items]
Stock issued for exchange of investment (in shares)		342,608